Material accounting policies - Financial liabilities (Details) $ in Thousands		12 Months Ended
	Dec. 30, 2019 vessel	Dec. 31, 2024 USD ($) vessel	Jun. 28, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 07, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional Value		$ 111,545		$ 93,607
Sale and leaseback agreement
Disclosure of detailed information about borrowings [line items]
Number of bareboat-in vessels | vessel	3	3
Global Refinancing facility
Disclosure of detailed information about borrowings [line items]
Notional Value			$ 1,290,000		$ 1,290,000